SHAREHOLDERS' CAPITAL	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDERS' CAPITAL

11.	SHAREHOLDERS’ CAPITAL
Pengrowth is authorized to issue an unlimited number of common shares and up to 10 million preferred shares. No preferred shares have been issued.

	2018		2017
(Common shares in 000's)	Number of common shares	Amount	Number of common shares	Amount
Balance, beginning of year	552,246	$4,829.7	547,709	$4,815.1
Share based compensation (non-cash exercised)	3,871	8.4	4,537	14.6
Balance, end of year	556,117	$4,838.1	552,246	$4,829.7